Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Vesting Schedule	Company contributions will be based upon the participant's years of vesting service and in accordance with the following schedule:

Years of Service	Vested Interest
Less than 2	0%
2	100%